Agreements and Related Party Transactions - Schedule of Expense Support Payments and Related Reimbursement Payments (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended	15 Months Ended
	Jun. 29, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024
Related Party Transaction [Line Items]
Amount of transaction							$ 35
Expense Support Payments by Investment Adviser | Investment, Advisor
Related Party Transaction [Line Items]
Amount of transaction	$ 1,257	$ 0	$ 0	$ 0	$ 667	$ 0		$ 1,924
Reimbursement Payments to Investment Adviser | Investment, Advisor
Related Party Transaction [Line Items]
Amount of transaction	885	0	0	0	0	0		885
Unreimbursed Expense Support Payments | Investment, Advisor
Related Party Transaction [Line Items]
Amount of transaction	$ 372	$ 0	$ 0	$ 0	$ 667	$ 0		$ 1,039